Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2018
Banking And Thrift [Abstract]
Federal Home Loan Bank Advances

NOTE 11 - FEDERAL HOME LOAN BANK ADVANCES

Long term advances from the FHLB were $5,000 at December 31, 2018 and $15,000 at December 31, 2017. The outstanding balance has a maturity date of October 2019 with a fixed rate of 2.10%. The average rate on the outstanding advance was 2.10% at December 31, 2018.

Scheduled principal reductions of FHLB advances outstanding at December 31, 2018 were as follows:

2019	$5,000
Total	$5,000

In addition to the borrowings, the Company had outstanding letters of credit with the FHLB totaling $20,000 at year-end 2018 and totaling $19,600 at year-end 2017, respectively, used for pledging to secure public funds. FHLB borrowings and the letters of credit were collateralized by FHLB stock and by $320,400 and $137,250 of residential mortgage loans under a blanket lien arrangement at year-end 2018 and 2017, respectively.

The Company had a FHLB maximum borrowing capacity of $556,724 as of December 31, 2018, with remaining borrowing capacity of approximately $343,124. The borrowing arrangement with the FHLB is subject to annual renewal. The maximum borrowing capacity is recalculated at least quarterly.